Offerings - Offering: 1	Oct. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock; par value $0.0001
Amount Registered | shares	16,909,622
Proposed Maximum Offering Price per Unit	0.7169
Maximum Aggregate Offering Price	$ 12,122,508.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,674.12
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Class A Common Stock, par value $0.0008 per share (the “Common Stock”), of Maison Solutions Inc. (the “Registrant”) registered hereby also include an indeterminate number of additional shares of Common Stock as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices reported in the consolidated reporting system as of a specified date within 5 business days prior to the date of filing the registration statement.